Fixed Assets, Net (Details) - Schedule of fixed assets, net - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cost:
Cost	$ 1,263	$ 994
Accumulated depreciation:
Accumulated depreciation	693	551
Carrying amount	570	443
Computers and software [Member]
Cost:
Cost	754	565
Accumulated depreciation:
Accumulated depreciation	535	456
Laboratory equipment [Member]
Cost:
Cost	196	181
Accumulated depreciation:
Accumulated depreciation	55	34
Furniture and office equipment [Member]
Cost:
Cost	177	114
Accumulated depreciation:
Accumulated depreciation	57	28
Leasehold improvement [Member]
Cost:
Cost	136	134
Accumulated depreciation:
Accumulated depreciation	$ 46	$ 33